Loss Sharing Agreements and FDIC Loss Share Receivables - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013 Business	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Percentage of covered loan and foreclosed real estate losses		80.00%
Losses that exceed contractual thresholds		95.00%
Number of acquisitions		4
Recovery period for covered assets		3 years
Liability for reserve for amount of consideration.		$ 797,000
FDIC loss share receivables		162,312,000
Valuation allowance against indemnification assets	$ 31,813,000	$ 31,813,000